JPMorgan Investor Growth & Income Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Investor Growth & Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 88.0%
Fixed Income — 32.2%
JPMorgan Core Bond Fund Class R6 Shares (a)	67,749	663,263
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	40,622	279,478
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,725	15,506
JPMorgan High Yield Fund Class R6 Shares (a)	16,288	100,167
JPMorgan Income Fund Class R6 Shares (a)	20,208	162,878
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	5,403	47,926
Total Fixed Income		1,269,218
International Equity — 9.7%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	3,287	91,486
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,861	72,625
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	2,638	74,300
JPMorgan International Equity Fund Class R6 Shares (a)	5,133	88,752
JPMorgan International Focus Fund Class R6 Shares (a)	2,493	56,119
Total International Equity		383,282
U.S. Equity — 46.1%
JPMorgan Equity Income Fund Class R6 Shares (a)	5,805	124,570
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	7,002	390,725
JPMorgan Large Cap Value Fund Class R6 Shares (a)	12,656	226,411
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,363	58,027
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	486	24,425
JPMorgan Small Cap Value Fund Class R6 Shares (a)	2,587	61,435
JPMorgan U.S. Equity Fund Class R6 Shares (a)	21,628	418,074
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	2,130	126,059
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	7,566	251,346
JPMorgan Value Advantage Fund Class R6 Shares (a)	3,900	134,223
Total U.S. Equity		1,815,295
Total Investment Companies (Cost $2,915,682)		3,467,795
Exchange-Traded Funds — 10.8%
Fixed Income — 1.1%
JPMorgan Limited Duration Bond ETF (a)	822	41,057
International Equity — 5.7%
JPMorgan International Research Enhanced Equity ETF (a)	4,153	225,799
U.S. Equity — 4.0%
JPMorgan Market Expansion Enhanced Equity ETF (a)	3,213	155,699
Total Exchange-Traded Funds (Cost $376,179)		422,555

JPMorgan Investor Growth & Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b) (Cost $47,699)	47,699	47,699
Total Investments — 100.0% (Cost $3,339,560)		3,938,049
Other Assets Less Liabilities — 0.0% ^		1,511
NET ASSETS — 100.0%		3,939,560

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Growth & Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,938,049	$—	$—	$3,938,049

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Investor Growth & Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$657,572	$32,654	$—	$—	$(26,963)	$663,263	67,749	$6,500	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	280,795	10,387	—	—	(11,704)	279,478	40,622	3,041	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	15,925	259	—	—	(678)	15,506	2,725	259	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	98,389	—	—	—	(6,903)	91,486	3,287	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	75,396	—	—	—	(2,771)	72,625	4,861	—	—
JPMorgan Equity Income Fund Class R6 Shares (a)	128,612	773	—	—	(4,815)	124,570	5,805	774	—
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	78,969	—	—	—	(4,669)	74,300	2,638	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	99,210	1,608	—	—	(651)	100,167	16,288	1,609	—
JPMorgan Income Fund Class R6 Shares (a)	162,480	2,212	—	—	(1,814)	162,878	20,208	2,212	—
JPMorgan International Equity Fund Class R6 Shares (a)	90,884	3,950	—	—	(6,082)	88,752	5,133	—	—
JPMorgan International Focus Fund Class R6 Shares (a)	59,784	—	—	—	(3,665)	56,119	2,493	—	—
JPMorgan International Research Enhanced Equity ETF (a)	230,645	6,301	—	—	(11,147)	225,799	4,153	—	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	411,056	—	5,774	(384)	(14,173)	390,725	7,002	—	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	234,147	1,205	—	—	(8,941)	226,411	12,656	1,205	—
JPMorgan Limited Duration Bond ETF (a)	—	42,426	—	—	(1,369)	41,057	822	145	—
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	48,393	165	49,926	(297)	1,665	—	—	165	—
JPMorgan Market Expansion Enhanced Equity ETF (a)	161,171	—	—	—	(5,472)	155,699	3,213	—	—
JPMorgan Mid Cap Growth Fund Class R6 Shares (a) *	57,126	3,950	—	—	(3,049)	58,027	1,363	—	—
JPMorgan Realty Income ETF (a)	11,624	—	11,796	(1,788)	1,960	—	—	—	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	47,780	415	—	—	(269)	47,926	5,403	416	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	19,652	5,925	—	—	(1,152)	24,425	486	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	58,013	5,943	—	—	(2,521)	61,435	2,587	414	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	431,446	5,141	5,235	285	(13,563)	418,074	21,628	1,191	—
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	134,701	—	4,834	(559)	(3,249)	126,059	2,130	—	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	51,543	36,019	39,863	—	—	47,699	47,699	691	—

JPMorgan Investor Growth & Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	$263,077	$830	$4,834	$(287)	$(7,440)	$251,346	7,566	$830	$—
JPMorgan Value Advantage Fund Class R6 Shares (a)	137,694	—	—	—	(3,471)	134,223	3,900	—	—
Total	$4,046,084	$160,163	$122,262	$(3,030)	$(142,906)	$3,938,049		$19,452	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.
*	Non-income producing security.